Transamerica Insurance & Investment Group

LAW DEPARTMENT
Transamerica Occidental Life Insurance Company
1150 South Olive Street
Los Angeles, CA 90015

Telephone:  213-742-3129
Fax:  213-741-6623






March 10, 2008



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VL (File No. 33-2022)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VL ("separate account"), incorporated by reference is the annual report for the underlying fund, the EQ Advisers Trust, for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:              EQ Advisers Trust
         File #:                    811-07953
         CIK #:                     0001027263
         Accession #:               0001193125-08-046021
         Date of Filing:            3-4-08

This annual report is for the period ending December 31, 2007, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.


Very truly yours,



David M. Goldstein
Senior Vice President